UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	August 15, 2011

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $155649

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN SAFETY INSURANCE HLDS	COM		G02995101	6506	339901	SH		SOLE			339901
AMERICAN SELECT PORTFOLIO INC	COM		029570108	5681	525078	SH		SOLE			525078
AMERICAN STRATEGIC INCM PTFL	COM		030098107	766	65752	SH		SOLE			65752
AMERICAN STRATEGIC INCM PTFL II	COM		030099105	2457	266496	SH		SOLE			266496
CAPITAL SOUTHWEST CORP		COM		140501107	4413	47824	SH		SOLE			47824
CISCO SYSTEMS INC		COM		17275R102	10323	661313	SH		SOLE			661313
DELL INC			COM		24702R101	109	6560	SH		SOLE			6560
DSP GROUP INC			COM		23332B106	13225	1520060	SH		SOLE			1520060
ELLINGTON FINANCIAL LLC		COM		288522303	3961	188150	SH		SOLE			188150
EMS TECHNOLOGIES INC		COM		26873N108	121	3670	SH		SOLE			3670
GILAT SATELLITE NETWORKS LTD	SHS NEW		M51474118	3332	732437	SH		SOLE			732437
HEWLETT PACKARD CO		COM		428236103	8356	229558	SH		SOLE			229558
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	3694	3703000	PRN		SOLE			3703000
MERCK & CO INC NEW		COM		58933Y105	9965	282370	SH		SOLE			282370
QAD INCORPORATED        	CL A		74727D306	8697	850973	SH		SOLE			850973
QAD INCORPORATED        	CL B		74727D207	2095	225290	SH		SOLE			225290
SEACHANGE INTL INC		COM		811699107	4720	438829	SH		SOLE			438829
SIERRA WIRELESS INC		COM		826516106	10766	920960	SH		SOLE			920960
SKECHERS USA INC		CL A		830566105	8954	618350	SH		SOLE			618350
TECUMSEH PRODUCTS CO		CL A		878895200	10455	1025043	SH		SOLE			1025043
TECUMSEH PRODUCTS CO		CL B		878895101	101	10204	SH		SOLE			10204
TELLABS INC			COM		879664100	7263	1575586	SH		SOLE			1575586
TOWER GROUP INC			COM		891777104	6406	268940	SH		SOLE			268940
TRANSACT TECHNOLOGIES INC	COM		892918103	17015	1454288	SH		SOLE			1454288
TRANSOCEAN INC			NOTE 1.5%	893830AV1	6268	6296000	PRN		SOLE			6296000